Property and Equipment (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 196,054	$ 221,351	$ 627,094	$ 633,535	$ 844,888	$ 1,009,140	$ 5,243,382	$ 5,870,476